Stockholder's Equity (Deficit)	6 Months Ended
Jun. 30, 2022
Equity [Abstract]
Stockholder's Equity (Deficit)	Stockholders’ Equity (Deficit)
Reverse Recapitalization
The Condensed Consolidated Statements of Redeemable Preferred Stock and Stockholders’ Equity (Deficit) reflect the Merger and reverse recapitalization as of January 2022 as discussed in Note 4 (Reverse Recapitalization). Since Satellogic Inc. was determined to be the accounting acquirer in the reverse recapitalization, all periods prior to the consummation of the Merger reflect the balances and activity of Satellogic Inc. (other than shares which were retroactively restated in connection with the Merger).

Preferred Stock

Prior to the Merger, the Company’s authorized and issued preferred stock consisted of the following:

	Authorized Shares (prior to Merger)	Issued and Outstanding Shares (as of December 31, 2021)
Series A preferred stock	4,723,330	2,547,330
Series B preferred stock	3,117,915	1,392,131
Series B-1 preferred stock	899,153	672,524
Total preferred stock	8,740,398	4,611,985

In connection with the Merger, all shares of preferred stock were converted to shares of Class A common stock.

Preferred Stockholder Transaction
In March 2021, the Company signed an Exchange Agreement (the “Exchange Agreement”) in conjunction with a Loan and Security Agreement and warrant with a holder of preferred stock and convertible notes (the “Investor”), requiring the Investor to sell back to the Company all its outstanding shares and Notes debt (as part of the sale of such notes to Nettar Group Inc. See also Note 17 (Debt).

The Columbia Warrant was initially recognized as a liability. The fair value of the Columbia Warrant was reclassified to additional paid-in capital in connection with the Merger. See Note 6 (Warrant Liabilities) for further information relating to the Columbia Warrant.
Common Stock
Pursuant to the registration provisions of various agreements to which the Company is a party (the “Registration Provisions”), the Company agreed with the relevant investors that the registration statement registering their Company securities, including the additional shares which the issuance of is determined based on the effective date of the registration statement, filed May 2, 2022 and was declared effective May 9, 2022.
The Company is authorized to issue unlimited shares of Class A common stock with a par value of $0.0001 per share. Holders of Class A common stock are entitled to one vote for each share. As of June 30, 2022, there were 75,411,506 shares of Class A common stock issued and outstanding.
In addition, the Company is authorized to issue unlimited shares of Class B common stock with a par value of $0.0001 per share. Satellogic’s founder and Chief Executive Officer owns 13,582,640 shares of Satellogic’s Class B common stock, representing 100% of the voting power of the Class B common stock and 14.97% of the voting power of Satellogic’s common stock.

Holders of Class B common stock have a number of votes per share equal to the number of votes controlled by the Liberty Investor. Shares of Class B common stock will automatically convert to shares of Class A common stock at the five-year anniversary of the Closing Date unless otherwise converted, generally at the holder’s option.

Treasury Stock

The Company repurchased 516,123 shares of its Class A common stock for $2.7 million during the six months ended June 30, 2022.

Hannover Holdings Transaction
The Company repurchased 51,700 shares of Class A common stock, 134,735 shares of Series A preferred stock, and 15,082 shares of Series B-1 preferred stock from Hannover Holdings S.A. prior to the consummation of the Merger for an aggregate of $5,853 (the “Hannover Holdings Transaction”).